Item 1. Report to Shareholders

T. Rowe Price Tax-Efficient Balanced Fund
--------------------------------------------------------------------------------
February 29, 2004

Certified Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Tax-Efficient Balanced Fund
--------------------------------------------------------------------------------
Certified Annual Report

Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]

T. Rowe Price Tax-Efficient Balanced Fund
--------------------------------------------------------------------------------

As of 2/29/04

T. Rowe Price Tax-Efficient Balanced Fund   $16,014

Combined Index Portfolio*   $15,223

Lipper Balanced Funds Index   $14,800

                                                                  T. Rowe Price
                  Combined             Lipper Balanced            Tax-Efficient
               Index Portfolio*           Funds Index             Balanced Fund

6/30/97            10,000                    10,000                   10,000

2/98               11,316                    11,318                   11,496

2/99               12,807                    12,335                   13,157

2/00               13,398                    13,184                   14,528

2/01               13,713                    13,624                   14,655

2/02               13,590                    13,222                   14,517

2/03               12,586                    11,727                   13,366

2/04               15,223                    14,800                   16,014


* An unmanaged portfolio of 48% stocks (S&P 500 Stock Index) and 52% bonds (Lehman Brothers Municipal Bond Index).

Standardized Calendar Quarter-End Returns
--------------------------------------------------------------------------------

                                                                          Since
                                                                      Inception
Periods Ended 2/29/04             1 Year            5 Years             6/30/97
--------------------------------------------------------------------------------

Tax-Efficient Balanced Fund       19.81%              4.01%                7.32%

Lipper Balanced Funds Index       26.21               3.71                 6.06

Combined Index Portfolio *        20.95               3.52                 6.51

* An unmanaged portfolio of 48% stocks (S&P 500 Stock Index) and 52% bonds (Lehman Brothers Municipal Bond Index).

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price Tax-Efficient Balanced Fund
--------------------------------------------------------------------------------
Certified Annual Report

Dear Shareholder,

We are pleased to report that your fund returned 19.81% in the 12-month period ended February 29, 2004. The fund lagged the Lipper Balanced Funds Index because our percentage allocation to stocks was lower than that of typical balanced funds. In addition, the fund slightly trailed a hypothetical portfolio of stocks and municipal bonds.

As you know, the fund seeks to provide attractive long-term total returns on an after-tax basis with a balanced portfolio of stocks and municipal bonds. The fund invests a minimum of 50% of total assets in municipal bonds, primarily long-term municipals with maturities generally exceeding 10 years and investment-grade ratings. The balance is invested in large-cap stocks selected mainly from the 1,000 largest U.S. companies as measured by their capitalizations. Stock selection is based on a combination of fundamental, bottom-up analysis and top-down quantitative strategies in an effort to identify companies with superior long-term appreciation prospects.

Major Index Returns
--------------------------------------------------------------------------------

Period Ended 2/29/04                        12-Month Return
--------------------------------------------------------------------------------

S&P 500 Stock Index                                  38.52%

S&P MidCap 400 Index                                 49.72

Russell 2000 Index                                   64.41

Nasdaq Composite Index                               51.76

Lehman Brothers U.S. Aggregate Index                  4.54

Lehman Brothers Municipal Bond Index                  6.30

The Major Index Returns table shows how various domestic stock and bond market indexes performed over the fund's fiscal year. As you can see, the small-cap Russell 2000 Index produced very strong returns over the last 12 months. Large-cap stocks, as measured by the S&P 500 Stock Index, were less robust. Bond returns were positive but relatively low over the last year. Tax-free municipal bonds outperformed taxable bonds, as measured by the Lehman indexes listed in the table.

T. Rowe Price Tax-Efficient Balanced Fund
--------------------------------------------------------------------------------
Certified Annual Report

Top 5 Equity Sectors
--------------------------------------------------------------------------------

                                       Percent of       Percent of
                                       Net Assets       Net Assets
                                        2/28/03          2/29/04
--------------------------------------------------------------------------------
Information Technology                    9.3%            12.8%

Financials                               10.0             10.0

Health Care                               9.4              8.2

Consumer Discretionary                    9.5              7.6

Consumer Staples                          4.6              5.7

Historical weightings reflect current sector classifications.

The Top 5 Equity Sectors table shows how our largest stock sector allocations have changed over the last year. As you can see, our exposure to information technology and consumer staples companies increased over the last year, while our allocations to the health care and consumer discretionary sectors decreased.

Top 5 Municipal Sectors
--------------------------------------------------------------------------------

                                            Percent of        Percent of
                                            Net Assets        Net Assets
                                             2/28/03           2/29/04
--------------------------------------------------------------------------------

Water and Sewer Revenue                        7.7%              7.7%

General Obligations - State                    5.8               6.7

Hospital Revenue                               6.8               5.9

Dedicated Tax Revenue                          5.3               4.5

Electric Revenue                               4.7               4.5

Historical weightings reflect current sector classifications.

The Top 5 Municipal Sectors table shows our largest bond sector allocations at the beginning and at the end of our fiscal year. As you can see, our exposure to the sectors listed in the table changed very little.

Finally, I'm sure you are aware that mutual fund companies have recently come under scrutiny for their trading policies. The investigations have led to allegations that executives of several mutual fund companies permitted or engaged in improper mutual fund trading. In addition, certain intermediaries that process fund transactions are alleged to have assisted some investors in executing improper mutual fund trades. I want T. Rowe Price shareholders to know that we emphatically condemn the abuses that have been revealed or alleged against other firms in our industry. Our firm has not entered and will not enter into any agreements with any investors or intermediaries that authorize after-hours trading or excessive short-term trading in any of our funds. T. Rowe Price investors can be assured that our firm unequivocally opposes illegal or inappropriate trading of any nature and has policies and procedures in place designed to protect the best interests of our long-term shareholders.

We have reviewed trading by T. Rowe Price personnel in the T. Rowe Price mutual funds over the last several years and did not uncover the existence of any of the abusive trading practices described in recent regulatory enforcement actions relating to fund portfolio managers and senior fund executives. You may find out more about our trading policies and the steps we take to protect your interests by visiting our Web site (troweprice.com). These policies are also spelled out in your fund's prospectus.

Thank you for your continued support.

Respectfully submitted,

James S. Riepe
Chairman

March 30, 2004

T. Rowe Price Tax-Efficient Balanced Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------

                          Year
                         Ended
                       2/29/04     2/28/03     2/28/02     2/28/01     2/29/00

NET ASSET VALUE

Beginning
of period            $   11.86   $   13.17   $   13.59   $   13.76   $   12.72

Investment activities

  Net investment
  income (loss)           0.26        0.28        0.25        0.29*       0.25*

  Net realized
  and unrealized
  gain (loss)             2.08       (1.32)      (0.42)      (0.17)       1.06

  Total from
  investment
  activities              2.34       (1.04)      (0.17)       0.12        1.31

Distributions

  Net investment
  income                 (0.24)      (0.27)      (0.25)      (0.29)      (0.27)

NET ASSET VALUE

End of
period               $   13.96   $   11.86   $   13.17   $   13.59   $   13.76
                     -----------------------------------------------------------

Ratios/Supplemental Data

Total return^            19.81%      (7.93)%     (0.94)%      0.87%*     10.42%*

Ratio of total
expenses to
average net
assets                    1.08%       1.05%       0.98%       1.00%*      1.00%*

Ratio of net
investment
income (loss)
to average
net assets                1.96%       2.20%       2.19%       2.11%*      1.99%*

Portfolio
turnover rate             18.2%       21.3%       24.3%       19.1%       40.0%

Net assets,
end of period
(in thousands)       $  47,067   $  40,831   $  48,094   $  51,050   $  43,248

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

* Excludes expenses in excess of a 1.00% contractual expense limitation in effect through 2/28/01.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Efficient Balanced Fund
--------------------------------------------------------------------------------
Certified Annual Report                                      February 29, 2004

Portfolio of Investments (ss.)                       Shares/Par           Value
--------------------------------------------------------------------------------
                                                                        ($ 000s)

COMMON STOCKS   47.7%

CONSUMER DISCRETIONARY   7.6%

Automobiles   0.2%

Harley-Davidson                                      2,000                  107

                                                                            107

Hotels, Restaurants & Leisure   0.3%

International Game Technology                        2,000                   78

Starbucks *                                          2,100                   79

                                                                            157

Internet & Catalog Retail   0.7%

eBay *                                               4,500                  310

                                                                            310

Media   4.4%

Clear Channel Communications                         8,800                  379

Disney                                              10,200                  271

McGraw-Hill                                          3,000                  234

Omnicom                                              3,100                  254

Time Warner *                                        6,600                  114

Univision Communications, Class A *                  4,500                  160

Viacom, Class B                                     11,839                  455

WPP Group ADR                                        3,700                  208

                                                                          2,075

Multiline Retail   0.4%

Dollar General                                       4,906                  107

Family Dollar Stores                                 2,200                   84

                                                                            191

Specialty Retail   1.3%

Bed Bath & Beyond *                                  2,100                   86

Home Depot                                           8,700                  316

Tiffany                                              2,700                  113

Williams-Sonoma *                                    2,900                   93

Textiles, Apparel, & Luxury Goods   0.3%

Nike, Class B                                        1,600                  117

                                                                            117

Total Consumer Discretionary                                              3,565

CONSUMER STAPLES   5.7%

Beverages   1.7%

Anheuser-Busch                                       1,900                  101

Coca-Cola                                            8,000                  400

PepsiCo                                              6,200                  322


                                                                            823

Food & Staples Retailing   2.3%

CVS                                                  2,500                   94

Sysco                                                4,000                  158

Wal-Mart                                            11,300                  673

Walgreen                                             4,200                  150

                                                                          1,075

Food Products   0.3%

General Mills                                        1,400                   64

Wrigley                                              1,100                   62

                                                                            126

Household Products   1.0%

Colgate-Palmolive                                    2,200                  122

Kimberly-Clark                                         800                   52

Procter & Gamble                                     2,900                  297

                                                                            471

Personal Products   0.4%

Avon Products                                        1,200                   85

Gillette                                             2,500                   96

                                                                            181

Total Consumer Staples                                                    2,676

FINANCIALS   10.0%

Capital Markets   2.9%

Bank of New York                                     6,800                  224

Charles Schwab                                      13,726                  168

Franklin Resources                                   2,800                  158

Mellon Financial                                     3,200                  104

Northern Trust                                       7,500                  372

State Street                                         6,900                  371

                                                                          1,397

Commercial Banks   0.7%

Wells Fargo                                          5,500                  315

                                                                            315

Consumer Finance   0.6%

American Express                                     3,900                  208

SLM Corporation                                      1,500                   63

                                                                            271

Diversified Financial Services   1.7%

Citigroup                                           13,000                  653

Moody's                                              2,100                  141

                                                                            794

Insurance   2.1%

Ambac                                                1,000                   78

American International Group                         7,304                  541

Marsh & McLennan                                     7,400                  355

                                                                            974

Thrifts & Mortgage Finance   2.0%

Fannie Mae                                           6,800                  510

Freddie Mac                                          6,900                  427

                                                                            937

Total Financials                                                          4,688

HEALTH CARE   8.2%

Biotechnology   0.7%

Amgen *                                              4,700                  299

                                                                            299

Health Care Equipment & Supplies   1.2%

Baxter International                                 1,000                   29

Guidant                                              2,000                  136

Medtronic                                            7,200                  338

Stryker                                                800                   71

Health Care Providers & Services   1.9%

Cardinal Health                                      1,000                   65

Medco *                                                759                   25

UnitedHealth Group                                   7,000                  434

WellPoint Health Networks *                          3,500                  381

                                                                            905

Pharmaceuticals   4.4%

Abbott Laboratories                                  3,300                  141

AstraZeneca ADR                                      1,500                   73

Eli Lilly                                            2,500                  185

GlaxoSmithKline ADR                                  4,983                  212

Johnson & Johnson                                    8,100                  437

Merck                                                4,100                  197

Pfizer                                              19,581                  718

Wyeth                                                2,900                  114

                                                                          2,077

Total Health Care                                                         3,855

INDUSTRIALS & BUSINESS SERVICES   2.9%

Aerospace & Defense   0.1%

Boeing                                               1,100                   48

                                                                             48

Air Freight & Logistics   0.2%

Expeditors International of Washington               1,900                   73

                                                                             73

Commercial Services & Supplies   1.1%

Apollo Group, Class A *                              1,250                   95

ChoicePoint *                                        2,000                   76

Cintas                                               2,250                   96

Devry *                                              2,900                   86

Equifax                                              2,200                   58

Robert Half International *                          4,500                  101

                                                                            512

Industrial Conglomerates   1.4%

3M                                                     800                   62

General Electric                                    19,100                  621

Machinery   0.1%

Illinois Tool Works                                    900                   71

                                                                             71

Total Industrials & Business Services                                     1,387

INFORMATION TECHNOLOGY   12.8%

Communications Equipment   1.5%

Cisco Systems *                                     28,700                  663

Nokia ADR                                            1,000                   22

                                                                            685

Computer & Peripherals   0.8%

Dell *                                               8,500                  278

EMC *                                                5,900                   84

                                                                            362

Electronic Equipment & Instruments   0.1%

Molex, Class A                                       2,375                   63

                                                                             63

Internet Software & Services   0.6%

InterActiveCorp *                                    4,000                  130

Monster Worldwide *                                  3,500                   77

Yahoo! *                                             1,500                   67

                                                                            274

IT Services   1.2%

Automatic Data Processing                            3,300                  140

Certegy                                              1,100                   38

First Data                                           6,000                  246

Paychex                                              4,150                  133


                                                                            557

Semiconductor & Semiconductor Equipment   6.2%

Altera *                                            15,100                  333

Analog Devices                                       6,000                  299

Applied Materials *                                  6,700                  142

Broadcom, Class A *                                  3,500                  142

Intel                                               16,300                  477

Linear Technology                                   10,400                  416

Maxim Integrated Products                            8,700                  434

Microchip Technology                                 2,500                   71

Texas Instruments                                   10,400                  319

Xilinx *                                             7,300                  307

                                                                          2,940

Software   2.4%

BMC Software *                                       1,000                   20

Computer Associates                                  4,500                  119

Intuit *                                             2,100                   93

Microsoft                                           26,400                  700

Oracle *                                            16,700                  215

                                                                          1,147

Total Information Technology                                              6,028

MATERIALS   0.3%

Chemicals   0.3%

Ecolab                                               2,600                   71

Valspar                                              1,500                   75

Total Materials                                                             146

TELECOMMUNICATION SERVICES   0.2%

Wireless Telecommunication Services   0.2%


Vodafone ADR                                         4,000                  100

Total Telecommunication Services                                            100

Total Common Stocks (Cost  $13,945)                                      22,445

MUNICIPAL BONDS   51.8%

ALABAMA   0.2%

Birmingham Water & Sewer, 5.25%, 1/1/22
(MBIA Insured)                                     100,000                  109

Total Alabama (Cost  $103)                                                  109

ARIZONA   1.3%

Phoenix, 5.875%, 7/1/18
(Prerefunded 7/1/10!)                              500,000                  594

Total Arizona (Cost  $510)                                                  594

CALIFORNIA   5.8%

Beverly Hills Unified School Dist.,
5.00%, 8/1/26                                      200,000                  210

California

    5.00%, 2/1/33                                  250,000                  249

    5.25%, 11/1/26                                 250,000                  257

California Dept. of Water Resources

    5.25%, 5/1/10 (MBIA Insured)                   250,000                  288

    5.50%, 5/1/14 (AMBAC Insured)                  100,000                  115

California Infrastructure & Economic Dev. Bank

    5.00%, 7/1/33 (AMBAC Insured)                  250,000                  263

    5.25%, 7/1/21 (FSA Insured)                    250,000                  275

Capistrano Unified School Dist.,
5.875%, 9/1/23                                     100,000                  103

Golden State Tobacco Securitization Corp.
Tobacco Settlement, 5.50%, 6/1/33                  250,000                  256

San Diego Public Fac. Fin. Auth.
5.00%, 8/1/24 (MBIA Insured)                       170,000                  179

San Diego Unified School Dist.,
5.25%, 7/1/24 (FSA Insured)                        250,000                  274

Univ. of California Regents, 5.00%,
5/15/36 (AMBAC Insured)                            250,000                  262

Total California (Cost  $2,602)                                           2,731

CONNECTICUT   0.9%

Mashantucket Western Pequot Tribe

    5.50%, 9/1/28                                  200,000                  205

    144A, 5.75%, 9/1/27                            200,000                  207

Total Connecticut (Cost  $360)                                              412

DISTRICT OF COLUMBIA   3.9%

District of Columbia, 6.00%,
6/1/15 - 6/1/17 (MBIA Insured)                   1,500,000                1,826

Total District of Columbia (Cost  $1,525)                                 1,826

GEORGIA   3.5%

Atlanta Water And Wastewater
5.00%, 11/1/38 (FGIC Insured)                      190,000                  196

Georgia, 6.25%, 8/1/13                           1,000,000                1,247

Griffin Combined Public Utility
5.00%, 1/1/25 (AMBAC Insured)                      200,000                  213

Total Georgia (Cost  $1,466)                                              1,656

INDIANA   0.5%

Goshen, Greencroft Obligated Group,
5.75%, 8/15/28                                     250,000                  244

Total Indiana (Cost  $246)                                                  244

LOUISIANA   0.5%

West Feliciana Parish, PCR, Entergy
5.65%, 9/1/28 (Tender 9/1/04)                      250,000                  255

Total Louisiana (Cost  $250)                                                255

MARYLAND   0.8%

Maryland HHEFA

    Mercy Ridge Retirement Community,
    6.00%, 4/1/28                                  100,000                  102

    Univ. of Maryland Medical System,
    6.625%, 7/1/20                                 250,000                  283

Total Maryland (Cost  $374)                                                 385

MASSACHUSETTS   3.8%

Massachusetts, 5.25%, 8/1/16
(Prerefunded 8/1/13!)                              250,000                  290

Massachusetts Water Pollution Abatement Trust
6.00%, 8/1/18                                    1,000,000                1,240

Massachusetts Water Resources Auth.
5.125%, 8/1/27 (MBIA Insured)                      250,000                  264

Total Massachusetts (Cost  $1,541)                                        1,794

MICHIGAN   2.3%

Michigan Hosp. Fin. Auth., Ascension Health
5.20%, 11/15/33 (Tender 11/15/05)                1,000,000                1,065

Total Michigan (Cost  $1,000)                                             1,065

NEW JERSEY   0.8%

New Jersey Economic Dev. Auth.
Franciscan Oaks, 5.75%, 10/1/23                    100,000                   90

New Jersey Housing & Mortgage Fin. Agency
Multi-Family Housing, 5.55%, 11/1/09
(FSA Insured)                                      260,000                  284

Total New Jersey (Cost  $359)                                               374

NEW MEXICO   0.7%

Jicarilla Apache Nation, 5.50%, 9/1/23             100,000                  106

New Mexico Mortgage Fin. Auth.,
6.00%, 3/1/27                                      220,000                  235

Total New Mexico (Cost  $322)                                               341

NEW YORK   2.7%

New York City Transitional Fin. Auth.

    5.75%, 11/15/20                                455,000                  527

    5.875%, 11/1/16                                 30,000                   35

    5.875%, 11/1/16 (Prerefunded 5/1/10!)          470,000                  566

    5.75%, 11/15/20 (Prerefunded 5/15/10!)          45,000                   54

United Nations Dev. Corp., 5.25%, 7/1/15           100,000                  106

Total New York (Cost  $1,100)                                             1,288

NORTH CAROLINA   0.7%

Eastern Municipal Power Agency,
6.00%, 1/1/05                                      300,000                  304

Total North Carolina (Cost  $301)                                           304

OHIO   1.2%

Ohio State Univ.

    5.00%, 6/1/33                                  250,000                  261

    5.25%, 6/1/15                                  250,000                  284

Total Ohio (Cost  $521)                                                     545

OKLAHOMA   0.2%

Oklahoma Dev. Fin. Auth., Inverness Village,
8.00%, 2/1/32                                      100,000                   98

Total Oklahoma (Cost  $97)                                                   98

OREGON   1.2%

Portland Sewer, 5.75%, 8/1/20
(FGIC Insured)                                     500,000                  578

Total Oregon (Cost  $509)                                                   578

PENNSYLVANIA   2.6%

Beaver County IDA, PCR, FirstEnergy
4.85%, 6/1/30 (Tender 6/1/04)                      500,000                  502

Bucks County IDA, Chandler Hall,
6.30%, 5/1/29                                      250,000                  237

Montgomery County HHEFA,
Foulkeways at Gwynedd
6.75%, 11/15/24                                    200,000                  212

West Shore Area Auth.,
Holy Spirit Hosp., 6.20%, 1/1/26                   250,000                  262

Total Pennsylvania (Cost  $1,154)                                         1,213

RHODE ISLAND   0.2%

Rhode Islands Economic Dev. Corp.
5.25%, 6/15/09 (FSA Insured)                       100,000                  114

Total Rhode Island (Cost  $112)                                             114

SOUTH CAROLINA   1.8%

South Carolina Public Service,
5.00%, 1/1/21 (FSA Insured)                        250,000                  268

South Carolina Transportation Infrastructure
Bank 5.50%, 10/1/22 (Prerefunded 10/1/11!)
(AMBAC Insured)                                    500,000                  593

Total South Carolina (Cost  $765)                                           861

TEXAS   5.6%

Dallas County Utility & Reclamation Dist.
5.875%, 2/15/29 (AMBAC Insured)                  1,000,000                1,041

Harris County Health Fac. Dev. Corp.

    Memorial Hermann Healthcare,
    6.375%, 6/1/29                                 250,000                  272

    Texas Childrens Hosp.
    VRDN (Currently 0.87%) (MBIA Insured)          100,000                  100

Houston, 6.40%, 6/1/27                             250,000                  275

Houston Water & Sewer System

    5.375%, 12/1/27 (FGIC Insured)                 500,000                  541

    5.75%, 12/1/16 (AMBAC Insured)                 250,000                  294

Sabine River Auth., PCR,
TXU Energy, 6.15%, 8/1/22                          100,000                  106

Total Texas (Cost  $2,392)                                                2,629

VIRGINIA   5.2%

Arlington County IDA, Virginia Hosp. Center,
5.50%, 7/1/18                                      500,000                  539

Fredericksburg IDA, Medicorp Health System
5.25%, 6/15/27                                     250,000                  256

Henrico County Economic Dev. Auth.,
6.125%, 11/1/19                                    250,000                  300

Richmond Metropolitan Auth.,
5.25%, 7/15/10 (FGIC Insured)                      250,000                  289

Univ. of Virginia, 5.00%, 6/1/23                   250,000                  266

Virginia HDA, Multi Family,
5.60%, 11/1/18                                     500,000                  533

York County IDA, Virginia Electric & Power,
5.50%, 7/1/09                                      250,000                  270

Total Virginia (Cost  $2,268)                                             2,453

WASHINGTON   2.9%

Port of Seattle, 5.50%, 2/1/26
(MBIA Insured)                                   1,000,000                1,097

Washington, 5.00%, 1/1/26 (AMBAC Insured)          250,000                  263

Total Washington (Cost  $1,227)                                           1,360

WEST VIRGINIA   2.5%

West Virginia, 5.75%, 6/1/15                     1,000,000                1,153

Total West Virginia (Cost  $1,026)                                        1,153

Total Municipal Bonds (Cost $22,130)                                     24,382

Total Investments in Securities

99.5% of Net Assets (Cost $36,075)                                      $46,827
                                                                        -------

(ss.) Denominated in U.S. dollar unless otherwise noted

*     Non-income producing

!     Used in determining portfolio maturity

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers--total of such securities at period-end amounts to $207,000 and represents 0.4% of net assets

ADR   American Depository Receipts

AMBAC AMBAC Assurance Corp.

FGIC  Financial Guaranty Insurance Company

FSA   Financial Security Assurance Inc.

HDA   Housing Development Authority

HHEFA Health & Higher Educational Facility Authority

IDA   Industrial Development Authority/Agency

MBIA  MBIA Insurance Corp.

PCR   Pollution Control Revenue

VRDN  Variable Rate Demand Note

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Efficient Balanced Fund
--------------------------------------------------------------------------------
Certified Annual Report                                       February 29, 2004

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
($ 000s)

Assets

Investments in securities, at value (cost $36,075)         $             46,827

Other assets                                                                428

Total assets                                                             47,255

Liabilities

Total liabilities                                                           188

NET ASSETS                                                 $             47,067
                                                           --------------------

Net Assets Consist of:

Undistributed net investment income (loss)                 $                105

Undistributed net realized gain (loss)                                   (3,627)

Net unrealized gain (loss)                                               10,752

Paid-in-capital applicable to 3,370,812 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized                       39,837

NET ASSETS                                                 $             47,067
                                                           --------------------

NET ASSET VALUE PER SHARE                                  $              13.96
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Efficient Balanced Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)

                                                                           Year
                                                                          Ended
                                                                        2/29/04

Investment Income (Loss)

Income

  Interest                                                 $              1,115

  Dividend                                                                  241

  Total income                                                            1,356

Expenses

  Investment management                                                     231

  Custody and accounting                                                    122

  Registration                                                               58

  Shareholder servicing                                                      47

  Legal and audit                                                            14

  Directors                                                                   5

  Miscellaneous                                                               5

  Total expenses                                                            482

Net investment income (loss)                                                874

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on securities                                      214

Change in net unrealized gain (loss) on securities                        6,905

Net realized and unrealized gain (loss)                                   7,119

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $              7,993
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Efficient Balanced Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)

                                                      Year
                                                     Ended
                                                   2/29/04              2/28/03

Increase (Decrease) in Net Assets

Operations

    Net investment income (loss)           $           874      $           975

    Net realized gain (loss)                           214               (1,193)

    Change in net unrealized gain (loss)             6,905               (3,646)

    Increase (decrease) in net assets
    from operations                                  7,993               (3,864)

Distributions to shareholders

    Net investment income                             (809)                (953)

Capital share transactions *

    Shares sold                                      4,311                4,704

    Distributions reinvested                           599                  711

    Shares redeemed                                 (5,860)              (7,864)

    Redemption fees received                             2                    3

    Increase (decrease) in net assets from capital
    share transactions                                (948)              (2,446)

Net Assets

Increase (decrease) during period                    6,236               (7,263)

Beginning of period                                 40,831               48,094

End of period                              $        47,067      $        40,831
                                           ---------------      ---------------

*Share information

    Shares sold                                        329                  378

    Distributions reinvested                            46                   58

    Shares redeemed                                   (445)                (648)

    Increase (decrease) in shares
    outstanding                                        (70)                (212)

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Efficient Balanced Fund
--------------------------------------------------------------------------------
Certified Annual Report                                       February 29, 2004

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES


T. Rowe Price Tax-Efficient Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Tax-Efficient Balanced Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation and commenced operations on June 30, 1997. The fund seeks to provide attractive long-term total returns on an after-tax basis with a balanced portfolio of stocks and municipal bonds.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Rebates and Credits
Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are included in realized gain on securities in the accompanying financial statements.

Additionally, the fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Redemption Fees
A 1% fee is assessed on redemptions of fund shares held less than 1 year. Such fees are withheld from redemption proceeds and retained by the fund, and have the primary effect of increasing paid-in capital.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared on a daily basis and paid monthly. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Purchases and sales of portfolio securities, other than short-term securities, aggregated $8,000,000 and $9,196,000, respectively, for the year ended February 29, 2004.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended February 29, 2004 were characterized as follows for tax purposes:
--------------------------------------------------------------------------------

Ordinary income                                            $            135,000

Tax-exempt income                                                       674,000

Total distributions                                        $            809,000
                                                           --------------------

At February 29, 2004, the tax-basis components of net assets were as follows:
--------------------------------------------------------------------------------

Unrealized appreciation                                    $         10,782,000

Unrealized depreciation                                                 (20,000)

Net unrealized appreciation (depreciation)                           10,762,000

Undistributed ordinary income                                            36,000

Undistributed tax-exempt income                                          59,000

Capital loss carryforwards                                           (3,627,000)

Paid-in capital                                                      39,837,000

Net assets                                                 $         47,067,000
                                                           --------------------

The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. As of February 29, 2004, the fund had $17,000 of capital loss carryforwards that expire in fiscal 2006, $425,000 that expire in fiscal 2007, and $3,185,000 that expire thereafter through fiscal 2012.

At February 29, 2004, the cost of investments for federal income tax purposes was $36,065,000.

T. Rowe Price Tax-Efficient Balanced Fund
--------------------------------------------------------------------------------
Certified Annual Report

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.20% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At February 29, 2004, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $19,000.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. Expenses incurred pursuant to these service agreements totaled $113,000 for the year ended February 29, 2004, of which $9,000 was payable at period-end.

T. Rowe Price Tax-Efficient Balanced Fund
--------------------------------------------------------------------------------
Certified Annual Report

Report of Independent Auditors
--------------------------------------------------------------------------------

To the Board of Directors of T. Rowe Price Tax-Efficient Funds, Inc. and Shareholders of T. Rowe Price Tax-Efficient Balanced Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Tax-Efficient Balanced Fund (one of the portfolios comprising T. Rowe Price Tax-Efficient Funds, Inc., hereafter referred to as the "Fund") at February 29, 2004, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
March 22, 2004

T. Rowe Price Tax-Efficient Balanced Fund
--------------------------------------------------------------------------------
Certified Annual Report

Tax Information (Unaudited) for the Tax Year Ended 2/29/04
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included $670,000 which qualified as exempt-interest dividends.

For taxable non-corporate shareholders, $155,000 of the fund's income and short-term capital gains represents qualified dividend income subject to the 15% rate category.

For corporate shareholders, $155,000 of the fund's income and short-term capital gains qualified for the dividends-received deduction.

Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Tax-Efficient Balanced Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

T. Rowe Price Tax-Efficient Balanced Fund
--------------------------------------------------------------------------------
Certified Annual Report

About the Fund's Directors and Officers
--------------------------------------------------------------------------------

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

--------------------------------------------------------------------------------
Independent Directors

Name
(Year of Birth)
Year Elected*

Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies

Anthony W. Deering
(1945)
2001

Director, Chairman of the Board, President, and Chief Executive Officer, The Rouse Company, real estate developers; Director, Mercantile Bank (4/03 to present)

Donald W. Dick, Jr.
(1943)
1997

Principal, EuroCapital Advisors, LLC, an acquisition and management advisory firm

David K. Fagin
(1938)
1997

Director, Golden Star Resources Ltd., Canyon Resources Corp. (5/00 to present), and Pacific Rim Mining Corp. (2/02 to present); Chairman and President, Nye Corp.

Karen N. Horn
(1943)
2003

Managing Director and President, Global Private Client Services, Marsh Inc.; Managing Director and Head of International Private Banking, Bankers Trust; Director, Eli Lilly and Company

F. Pierce Linaweaver
(1934)
2001

President, F. Pierce Linaweaver & Associates, Inc., consulting environmental and civil engineers

John G. Schreiber
(1946)
2001

Owner/President, Centaur Capital Partners, Inc., a real estate investment company; Senior Advisor and Partner, Blackstone Real Estate Advisors, L.P.; Director, AMLI Residential Properties Trust, Host Marriott Corp., and The Rouse Company

* Each independent director oversees 111 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

--------------------------------------------------------------------------------

Inside Directors

Name
(Year of Birth)
Year Elected*
[Number of T. Rowe Price Portfolios Overseen]

Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies

James A.C. Kennedy, CFA
(1953)
1997
[43]

Director and Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

James S. Riepe
(1943)
1997
[111]

Director and Vice President, T. Rowe Price; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price Global Asset Management Limited, T. Rowe Price Global Investment Services Limited, T. Rowe Price Investment Services, Inc.,
T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Chairman of the Board, Director, President, and Trust Officer, T. Rowe Price Trust Company; Director, T. Rowe Price International, Inc.; Chairman of the Board, Tax-Efficient Funds

M. David Testa, CFA, CIC
(1944)
1997
[111]

Director and Vice President, T. Rowe Price and T. Rowe Price Trust Company; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price International, Inc.; Director, T. Rowe Price Global Asset Management Limited and T. Rowe Price Global Investment Services Limited

*Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Year of Birth)
Title and Fund(s) Served

Principal Occupation(s)

Stephen V. Booth, CPA (1961)
Vice President, Tax-Efficient Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Joseph A. Carrier, CPA (1960)
Treasurer, Tax-Efficient Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Investment Services, Inc.

Roger L. Fiery III, CPA (1959)
Vice President, Tax-Efficient Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Trust Company, and T. Rowe Price International, Inc.

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

--------------------------------------------------------------------------------

Name (Year of Birth)
Title and Fund(s) Served

Principal Occupation(s)

Jill L. Hauser (1958)
Vice President, Tax-Efficient Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Henry H. Hopkins (1942)
Vice President, Tax-Efficient Funds

Director and Vice President, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; Vice President, T. Rowe Price, T. Rowe Price International, Inc., and T. Rowe Price Retirement Plan Services, Inc.

Thomas J. Huber, CFA (1966)
Vice President, Tax-Efficient Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Patricia B. Lippert (1953)
Secretary, Tax-Efficient Funds

Assistant Vice President, T. Rowe Price and T. Rowe Price Investment Services, Inc.

Hugh D. McGuirk, CFA (1960)
Executive Vice President, Tax-Efficient Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Mary J. Miller, CFA (1955)
Vice President, Tax-Efficient Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Donald J. Peters (1959)
President, Tax-Efficient Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

William T. Reynolds, CFA, CIC (1948)
Vice President, Tax-Efficient Funds

Director and Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Director, T. Rowe Price Global Asset Management Limited

William J. Stromberg, CFA (1960)
Vice President, Tax-Efficient Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Julie L. Waples (1970)
Vice President, Tax-Efficient Funds

Vice President, T. Rowe Price

Mark R. Weigman, CFA, CIC (1962)
Vice President, Tax-Efficient Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2004                  2003
     Audit Fees                              $7,517                $7,732
     Audit-Related Fees                         674                    --
     Tax Fees                                 2,096                 1,955
     All Other Fees                             124                   129

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $719,000 and $671,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Efficient Funds, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     April 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     April 16, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     April 16, 2004